ALLIANCE MUNICIPAL TRUST -NEW JERSEY PORTFOLIO

ALLIANCE CAPITAL


ANNUAL REPORT
JUNE 30, 1998



STATEMENT OF NET ASSETS
JUNE 30, 1998
ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                               YIELD          VALUE
-------------------------------------------------------------------------
          MUNICIPAL BONDS-95.7%
          NEW JERSEY-75.2%
          CLOSTER GO BAN
$ 1,710   8/21/98                                  3.80%      $1,710,748
          EGG HARBOR
          FSA
    500   9/15/98                                  3.89          500,675
          ESSEX COUNTY GO
          Series '97A FGIC
    815   7/15/98                                  3.71          815,247
          ESSEX COUNTY IMPROVEMENT AUTHORITY
          (County Asset Sale Project)
          Series '95 AMBAC VRDN (a)
  7,000   12/01/25                                 3.45        7,000,000
          ESSEX COUNTY IMPROVEMENT AUTHORITY
          SFMR (Pooled Govt. Loan Prog.)
          Series '86 VRDN (a)
  6,800   7/01/26                                  3.30        6,800,000
          GLOUCESTER COUNTY PCR
          (Mobil Oil Co.) VRDN (a)
  2,000   12/01/03                                 3.15        2,000,000
          JERSEY CITY BAN
  6,000   9/18/98                                  3.88        6,006,307
          MAHWAH TOWNSHIP SCHOOL DISTRICT
          FSA
    415   7/15/98                                  3.90          415,185
          MERCER COUNTY IMPROVEMENT AUTHORITY
          (Aces Pooled Govt. Loan Prog.)
          VRDN (a)
  4,000   11/01/98                                 3.10        4,000,000
          MONMOUTH COUNTY GO
    500   7/01/98                                  3.96          500,000
          MONMOUTH COUNTY IMPROVEMENT AUTHORITY
          (Pooled Govt. Loan Prog.) VRDN (a)
  5,050   8/01/16                                  3.20        5,050,000
          NEW JERSEY ECONOMIC
          DEVELOPMENT AUTHORITY
          (Bergen Community Blood Center)
          Series '97 VRDN (a)
  2,170   12/01/12                                 3.55%       2,170,000
          NEW JERSEY ECONOMIC
          DEVELOPMENT AUTHORITY
          (Curtiss Wright Flight) VRDN (a)
  1,600   1/01/02                                  3.05        1,600,000
          NEW JERSEY ECONOMIC
          DEVELOPMENT AUTHORITY
          (Economic Growth E-1)
          Series '94E AMT VRDN (a)
  1,785   8/01/14                                  3.20        1,785,000
          NEW JERSEY ECONOMIC
          DEVELOPMENT AUTHORITY
          (Economic Growth)
          Series '94F VRDN (a)
    700   8/01/14                                  3.15          700,000
          NEW JERSEY ECONOMIC
          DEVELOPMENT AUTHORITY
          (Economic Growth)
          Series B AMT VRDN (a)
  1,255   8/01/04                                  3.20        1,255,000
          NEW JERSEY ECONOMIC
          DEVELOPMENT AUTHORITY
          (Economic Growth-Kirker)
          Series '96 AMT VRDN (a)
  2,000   1/01/05                                  3.35        2,000,000
          NEW JERSEY ECONOMIC
          DEVELOPMENT AUTHORITY
          (Economic Growth-Mona Industries)
          Series '96 AMT VRDN (a)
  2,700   1/01/16                                  3.35        2,700,000
          NEW JERSEY ECONOMIC
          DEVELOPMENT AUTHORITY
          (Fieldstone Corp.)
          Series '88K AMT VRDN (a)
  1,000   12/01/08                                 3.35        1,000,000
          NEW JERSEY ECONOMIC
          DEVELOPMENT AUTHORITY
          (Fujinon Inc. Project)
          Series '86 VRDN (a)
  2,000   3/01/01                                  3.55        2,000,000


1



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                               YIELD          VALUE
-------------------------------------------------------------------------
          NEW JERSEY ECONOMIC
          DEVELOPMENT AUTHORITY
          (Hoffman-LA Roche Inc.)
          Series '93 AMT VRDN (a)
$ 3,000   11/01/11                                 4.00%      $3,000,000
          NEW JERSEY ECONOMIC
          DEVELOPMENT AUTHORITY
          (Job Haines Home Project)
          Series '98 VRDN (a)
  2,000   2/01/28                                  3.10        2,000,000
          NEW JERSEY ECONOMIC
          DEVELOPMENT AUTHORITY
          (Kinder-Care Learning Centers)
          Series D VRDN (a)
    390   10/01/00                                 3.70          390,000
          NEW JERSEY ECONOMIC
          DEVELOPMENT AUTHORITY
          (Merck & Co.) Series '82 VRDN (a)
  1,300   10/01/22                                 3.95        1,300,000
          NEW JERSEY ECONOMIC
          DEVELOPMENT AUTHORITY
          (Multi-Modal Church & Dwight)
          Series '91 VRDN (a)
  7,500   12/01/08                                 3.30        7,500,000
          NEW JERSEY ECONOMIC
          DEVELOPMENT AUTHORITY
          (Newark Recycling)
          Series '97 PPB (a)
  6,000   12/15/98                                 3.95        6,000,000
          NEW JERSEY ECONOMIC
          DEVELOPMENT AUTHORITY
          (Thermal Energy Ltd.)
          AMT VRDN (a)
  4,500   12/01/31                                 3.45        4,500,000
          NEW JERSEY ECONOMIC
          DEVELOPMENT AUTHORITY
          Composite Issue
          Series '92U AMT VRDN (a)
  1,530   12/01/02                                 3.45        1,530,000
          NEW JERSEY ECONOMIC DEVELOPMENT
          AUTHORITY PCR
          (Hoffman-LA Roche Inc.) VRDN (a)
  2,800   2/01/05                                  3.50        2,800,000
          NEW JERSEY EDUCATIONAL
          FACILITIES AUTHORITY
          (Higher Education)
          Series '95A AMBAC
  1,000   9/01/98                                  3.60%       1,002,435
          NEW JERSEY EDUCATIONAL
          FINANCE AUTHORITY
          (Higher Education
          Equip. Leasing Fund) Series '94A
  5,000   9/01/98                                  3.55        5,011,500
          NEW JERSEY GO
          (Pre-Refunded) Series '89C
  1,000   1/15/99                                  3.70        1,018,324
          NEW JERSEY HEALTH CARE FACILITIES
          (AHS Hospital Corp.)
          Series A AMBAC
  1,940   7/01/98                                  3.80        1,940,000
          NEW JERSEY HEALTH CARE FACILITIES
          (Hospital Capital Asset Financing)
          Series '85D VRDN (a)
  2,000   7/01/35                                  3.20        2,000,000
          NEW JERSEY STATE TURNPIKE AUTHORITY
          Turnpike Revenue Series '91D FGIC
          VRDN (a)
  3,900   1/01/18                                  3.30        3,900,000
          OLD BRIDGE GO BAN
          Series '97
  1,484   7/01/98                                  3.88        1,484,000
          PLEASANTVILLE BOARD OF
          EDUCATION BAN
  6,000   8/28/98                                  4.25        6,003,299
          PORT AUTHORITY OF NEW
          YORK AND NEW JERSEY
          (Versatile Structure)
          Series '97-1R VRDN (a)
  3,750   8/01/28                                  3.95        3,750,000
          SALEM COUNTY PCR
          (Dupont Corp.) Series '82A VRDN (a)
  2,400   3/01/12                                  3.80        2,400,000


2



ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                               YIELD          VALUE
-------------------------------------------------------------------------
          SPARTA TOWNSHIP GO BAN
          Series '98
$ 5,548   6/11/99                                  3.75%    $  5,555,071
          WESTWOOD BAN
    943   8/17/98                                  3.90          943,401
                                                            -------------
                                                             114,036,192

          NEW YORK-2.6%
          NEW YORK CITY GO
          Series '95F-4 VRDN (a)
  3,000   2/15/20                                  3.35        3,000,000
          NEW YORK CITY IDA
          (Nippon Cargo Air Project)
          Series '92 AMT VRDN (a)
  1,000   11/01/15                                 4.30        1,000,000
                                                            -------------
                                                               4,000,000

          OHIO-1.7%
          OHIO AIR AUTHORITY PCR
          (JMG Funding Partnership)
          Series '94B AMT VRDN (a)
  2,500   4/01/28                                  3.65        2,500,000

          OREGON-0.7%
          OREGON ECONOMIC DEVELOPMENT
          COMMUNITY IDR
          (Eagle-Picher Industries Project)
          Series '84 VRDN (a)
  1,000   12/01/04                                 3.70        1,000,000

          PUERTO RICO-6.0%
          PUERTO RICO GOVERNMENT
          DEVELOPMENT BANK
          Series '85 MBIA VRDN (a)
  2,000   12/01/15                                 3.15        2,000,000
          PUERTO RICO HIGHWAY
          AND TRANSPORTATION AUTHORITY
          Series '98A AMBAC VRDN (a)
  6,000   7/01/28                                  3.00        6,000,000
          PUERTO RICO HIGHWAY
          AND TRANSPORTATION AUTHORITY
          Series X VRDN (a)
    170   7/01/99                                  3.15          170,000
          PUERTO RICO INDUSTRIAL,
          MEDICAL, HIGHER EDUCATION &
          ENVIRONMENT
          (Ana G. Mendez Educ.
          Foundation Project) VRDN (a)
$   900   12/01/15                                 3.65%         900,000
                                                            -------------
                                                               9,070,000

          SOUTH CAROLINA-2.6%
          BERKELEY COUNTY IDA
          (Nucor Corp. Project)
          Series '97 AMT VRDN (a)
  4,000   4/01/30                                  3.65        4,000,000

          TENNESSEE-2.3%
          VOLUNTEER STATE
          STUDENT LOAN REVENUE
          Series '88A-2 AMT VRDN (a)
  3,500   12/01/23                                 3.65        3,500,000

          TEXAS-4.6%
          AUSTIN TEXAS
          (Airport Systems Revenue Notes)
          Series '95A AMT VRDN (a)
  7,000   11/15/17                                 3.55        7,000,000
          Total Municipal Bonds
          (amortized cost $145,106,192)                      145,106,192

          COMMERCIAL PAPER-9.4%
          NEW JERSEY-5.3%
          NEW JERSEY ECONOMIC
          DEVELOPMENT AUTHORITY
          (Chamber Cogeneration)
          Series '91
  3,700   9/16/98                                  3.50        3,700,000
          NEW JERSEY ECONOMIC
          DEVELOPMENT AUTHORITY
          (Chamber Cogeneration)
          Series '91 AMT
  1,200   9/15/98                                  3.65        1,200,000
          NEW JERSEY EDUCATIONAL
          FACILITIES AUTHORITY
          (Princeton University)
          Series '97A
  3,200   7/20/98                                  3.30        3,200,000
                                                            -------------
                                                               8,100,000


3



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                               YIELD          VALUE
-------------------------------------------------------------------------
          NEW YORK-3.1%
          PORT AUTHORITY OF NEW
          YORK AND NEW JERSEY
          AMT
$ 4,680   9/16/98                                  3.50%    $  4,680,000

          PUERTO RICO-1.0%
          PUERTO RICO GOVERNMENT
          DEVELOPMENT BANK
          Series '96
  1,520   9/08/98                                  3.65        1,520,000
          Total Commercial Paper
          (amortized cost $14,300,000)                        14,300,000

          TOTAL INVESTMENTS-105.1%
          (amortized cost $159,406,192)                     $159,406,192
          Other assets less liabilities-(5.1%)                (7,788,827)

          NET ASSETS-100%
          (offering and redemption
          price of $1.00 per share;
          151,618,647 shares outstanding)                   $151,617,365


#    All securities either mature or their interest rate changes in one year or less.

(a) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:
     AMBAC American Municipal Bond Assurance Corporation
     AMT   Alternative Minimum Tax
     BAN   Bond Anticipation Note
     FGIC  Financial Guaranty Insurance Company
     FSA   Financial Security Assurance
     GO    General Obligation
     IDA   Industrial Development Agency/Authority
     IDR   Industrial Development Revenue
     MBIA  Municipal Bond Investors Assurance
     PCR   Pollution Control Revenue
     SFMR  Single Family Mortgage Revenue

     See notes to financial statements.


4



STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1998
ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                           $5,073,587

EXPENSES
  Advisory fee (Note B)                               $  709,190
  Distribution assistance and administrative
    service (Note C)                                     542,866
  Transfer agency (Note B)                               141,662
  Custodian fees                                          73,522
  Printing                                                19,902
  Registration fees                                       17,254
  Audit and legal fees                                    12,974
  Trustees' fees                                           2,770
  Amortization of organization expense                     2,025
  Miscellaneous                                            2,524
  Total expenses                                       1,524,689
  Less: expense reimbursement and fee waiver            (188,016)
  Net expenses                                                        1,336,673

NET INCREASE IN NET ASSETS FROM OPERATIONS                           $3,736,914


See notes to financial statements.


5



STATEMENT OF CHANGES IN NET ASSETS
ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

                                                    YEAR ENDED     YEAR ENDED
                                                   JUNE 30,1998   JUNE 30,1997
                                                   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                            $  3,736,914   $  3,170,235
  Net change in unrealized appreciation
    of investments                                           -0-        (3,305)
  Net increase in net assets from operations          3,736,914      3,166,930

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                              (3,736,914)    (3,170,235)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E)                              28,038,111     25,484,266
  Total increase                                     28,038,111     25,480,961

NET ASSETS
  Beginning of year                                 123,579,254     98,098,293
  End of year                                      $151,617,365   $123,579,254


See notes to financial statements.


6



NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998
ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio (the "Portfolio"), Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. ORGANIZATION EXPENSES
The organization expenses of the Portfolio are being amortized against income on a straight-line basis through February 7, 1999.

3. TAXES
It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 1998, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the Portfolio from July 1, 1997 to November 19, 1997 for expenses exceeding .85% of its average daily net assets. For the year ended June 30, 1998, the reimbursement amounted to $133,545.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $74,702 for the year ended June 30, 1998.


7



NOTES TO FINANCIAL STATEMENTS(CONTINUED)
ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1998, the distribution fee amounted to $354,595, of which $54,471 was waived. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 1998, such payments by the Portfolio amounted to $188,271, of which $91,500 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At June 30, 1998, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1998 the Portfolio had a capital loss carryforward of $1,283, of which $1,032 expires in 2003, $219 expires in 2004 and $32 expires in the year 2005.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At June 30, 1998, capital paid-in aggregated $151,618,647. Transactions, all at $1.00 per share, were as follows:

                                                    YEAR ENDED     YEAR ENDED
                                                      JUNE 30,       JUNE 30,
                                                        1998           1997
                                                   -------------  -------------
Shares sold                                         580,716,424    521,386,264
Shares issued on reinvestments of dividends           3,736,914      3,170,235
Shares redeemed                                    (556,415,227)  (499,072,233)
Net increase                                         28,038,111     25,484,266


8



FINANCIAL HIGHLIGHTS
ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                FEBRUARY 7,
                                                                                                  1994(A)
                                                            YEAR ENDED JUNE 30,                   THROUGH
                                            --------------------------------------------------    JUNE 30,
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  ------------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                       .026         .027         .028         .029         .008

LESS: DIVIDENDS
Dividends from net investment income           (.026)       (.027)       (.028)       (.029)       (.008)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (c)                           2.67%        2.72%        2.89%        2.93%        2.08%(d)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $151,617     $123,579      $98,098      $74,133      $36,909
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .94%         .85%         .82%         .74%         .70%(d)
  Expenses, before waivers and
    reimbursements                              1.07%        1.12%        1.19%        1.29%        1.93%(d)
  Net investment income (b)                     2.63%        2.68%        2.84%        2.98%        2.07%(d)


(a)  Commencement of operations.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(d)  Annualized.


9



INDEPENDENT AUDITOR'S REPORT
ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO

We have audited the accompanying statement of net assets of the New Jersey Portfolio of Alliance Municipal Trust as of June 30, 1998 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian and brokers.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the New Jersey Portfolio of Alliance Municipal Trust as of June 30, 1998, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


McGladrey & Pullen, LLP
New York, New York
July 24, 1998


10



ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:
1 # 1 # 9 2 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

ANJAR